REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
REVENUES
Summary of revenues from sale of products

	For the year ended
	31.12.2021		31.12.2020
	USD thousands	%	USD thousands	%
Jet Talk	3,116	14%	7,279	68%
Airbus	3,256	15%	3,683	35%
Telesat	8,400	39%	—	—
iDirect	2,074	10%	—	—

	US & Canada		UK		Other		Consolidated
	2021	2020	2021	2020	2021	2020	2021	2020
Revenues	13,196	—	7,325	10,316	1,199	316	21,720	10,632